CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 6,081,421	$ (11,634,510)
Less: Income/ Loss on discontinuing operatio	13,487,593	2,128,821
Net loss from continuing operations	(7,406,172)	(13,763,331)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	279,935	194,491
Amortization of debt discount	729,584	105,195
Stock-based compensation expense	302,004	505,133
Right-of-use asset - amortization on finance leases	32,776	45,301
Right-of-use asset - amortization on operating leases	3,785	30,748
Equity in earnings of equity method investee	(708,464)
Change in fair value of investment in equity securities	(2,312,820)
Loss on disposal of business	2,908,964
Provision for expected credit loss	769,021	254,305
Loss on issue of financial instrument	72,600
Loss on extinguishment of debt and vendor payable	28,029	3,331,474
Gain on extinguishment of debt	(48,321)
Loss / (Gain) on disposal of property and equipment		(23,500)
Loss on reposessed vehicle		12,706
Change in fair value of 3(a)(10) Settlement Agreement	34,000	925,677
Change in Fair Value of convertible debt	546,811	830,272
Change in fair value of derivative liabilities	39,313	544,209
Gain on settlement of contingent consideration	(167,162)
Loss on impairment of intangible assets and goodwill	322,616
Other payable	(250,000)
Loss on termination of lease		37,196
Change in fair value of forward purchase agreement		971,000
Changes in operating assets and liabilities:
Accounts receivable	(1,463,398)	(2,195,906)
Contract asset	156,450	95,598
Inventory	8,170	(244,662)
Prepaid expenses and other current assets	(46,463)	771,272
Accounts payable	1,144,408	1,921,912
Accrued expenses and other current liabilities	480,795	(300,830)
Contingent consideration liability	(44,452)
Operating lease liabilities		(39,256)
Working capital advances		122,300
Contract liabilities	1,908	1,557,940
Net cash used in operating activities - continuing operations	(4,586,083)	(4,310,756)
Net cash used in operating activities - discontinuing operations	(913,050)	(149,199)
CASH FLOWS FROM INVESTING ACTIVITIES - CONTINUING OPERATIONS
Purchase of property and equipment	(2,733)
Proceeds from disposal of GEG	50,000
Purchase consideration paid for acquisition of HKA, net of cash acquired	25,268
Cash paid for capitalized software development costs	(145,671)	(34,086)
Proceeds from the sale of property and equipment		23,500
Net cash used in investing activities - continuing operations	(73,136)	(10,586)
Net cash provided by (used in) investing activities - discontinuing operations	(117,805)	551,885
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of debt	4,766,878	735,000
Proceeds from factoring receivable arrangements	306,423
Proceeds from the issuance of convertible notes	3,292,400	3,556,000
Repayments on convertible notes	(905,335)	(75,000)
Cash paid for debt issuance costs	(1,238,278)
Repayments of debt	(1,931,197)	(743,392)
Payment on finance leases	(50,684)	(49,523)
Proceeds from Stock Subscription agreement		595,578
Repayment of premium financing obligations		(147,524)
Proceeds from Forward Purchase agreement		500,000
Net cash provided by financing activities - continuing operations	4,240,207	4,371,139
Net cash provided by (used in) financing activities - discontinued operations	365,083	(166,273)
Effect of exchange rate changes on cash	741,743	(36,009)
Net increase (decrease) in cash and cash equivalents	(343,041)	250,201
Cash and cash equivalents, beginning of the period	2,736,582	2,407,843
Cash and cash equivalents, end of the period	2,393,541	2,658,044
Supplemental disclosures of cash flow information:
Cash paid for interest	366,903	64,440
Supplemental disclosures of noncash investing and financing information:
Issuance of shares for equity method investment	7,125,000
Issuance of commitment shares in connection with convertible debt	178,485
Issuance of common stock in connection with the conversion of SEPA conversion debt	639,214
Fair value of shares issued to settle Claim under Section 3(a)(9) Settlement Agreement	1,202,382	7,740,915
Settlement of accounts payable through issuance of shares	171,620
Consideration receivable from disposal of GEG	50,000
Shares issued to acquire new subsidiaries (HKA)	77,111
Non-cash investment for shares received from Blue Cloud	31,413,579
Gain on deconsolidation of discontinuing operations (net of tax)	14,153,911
Gain on extinguishment of debt	48,321
Deferred consideration payable	172,414
Fair value of shares issued to settle Claim under 3(a)(10) Settlement Agreement		8,488,750
Carrying value of accounts payable extinguished with 3(a)(10) Settlement Agreement		5,278,077
Carrying value of debt extinguished with 3(a)(10) Settlement Agreement		3,630,000
Fair value of shares issued to settle the share reset derivative liabilities		1,712,005
Extinguishment of accounts payable through issuance of debt		175,950
Repossessed vehicle		39,228
Removal of ROU asset and lease liability at lease termination		39,929
Reclassification of remaining obligation under terminated lease		59,037
Acquisition of non-controlling interest		228,520
Shares issued to acquire new subsidiaries		3,141,478
Financed insurance premium		$ 147,524
Green Energy Gains
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of business	238,989
HVAC business assets and operations
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of business	$ 2,669,975